Advances on Newbuilding Contracts - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) tanker vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets to be built | tanker	7
Estimated fully built up cost	$ 965,600
Number of assets delivered | tanker	6
Vessels and equipment	$ 211,448	$ 479,981	$ 231,658
Borrowings or long-term financing under sale leaseback transactions	$ 733,500
Number of assets, securing leases | vessel	2	2
Carrying value of assets securitizing leases	$ 240,600	$ 101,900
Advances on Newbuilding Contracts
Disclosure of detailed information about property, plant and equipment [line items]
Vessels and equipment	$ 891,700